Equity Activity (Reclassification and Taxes Related Tables Calculations) (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other comprehensive income:
Total net changes related to available-for-sale securities, before tax	$ 32	$ (24)	$ (8)
Total unrealized gains/(losses) on cash flow hedges, before tax	(454)	861	(123)
Total retirement-related benefit plans, before tax	279	(7,357)	8,767
Total net changes related to available-for-sale securities, tax	(12)	9	3
Total unrealized gains/(losses) on cash flow hedges, tax	162	(304)	47
Total retirement-related benefit plans, tax	(17)	2,615	(3,128)
Total net changes related to available-for-sale securities, net of tax	20	(15)	(5)
Total unrealized gains/(losses) on cash flow hedges, net of tax	(292)	557	(76)
Total retirement-related benefit plans, net of tax	$ 262	$ (4,742)	$ 5,639